Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrants Outstanding
The Company has the following warrants outstanding:

	March 31, 2023	December 31, 2022
Public Stockholders’ Warrants	10,350,000	10,350,000
Private Placement Warrants	5,738,000	5,738,000
PIPE Investor Warrants	700,000	700,000
Convertible Note Warrants	328,352	—
SeaStar Warrants	69,714	69,714

	17,186,066	16,857,714

The Company has the following warrants outstanding on December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Public Stockholders’ Warrants	10,350,000	—
Private Placement Warrants	5,738,000	—
PIPE Investor Warrants	700,000	—
SeaStar Warrants	69,714	69,714

	16,857,714	69,714